Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

On October 6, 2016, the Company entered into an agreement with Mr. Hanson in connection with the Line of Credit. Pursuant to the agreement, Mr. Hanson agreed to convert, upon the consummation of an underwritten public offering, the principal amount of $1,000,000 of indebtedness outstanding under the Line of Credit into shares of common stock at the public offering price-per-share in an underwritten public offering. In consideration for this conversion, the Company agreed to issue to Mr. Hanson, upon consummation of an underwritten public offering, five-year warrants to purchase 200,000 shares of common stock, exercisable at the public offering price-per-share in an underwritten public offering.

On October 6, 2016, the Company and the Subsidiary entered into an agreement with Mr. Davis in connection with a demand promissory note issued by the Subsidiary to Mr. Davis on February 1, 2016. Pursuant to the agreement, Mr. Davis agreed to convert, upon the consummation of an underwritten public offering, the principal amount of $150,000 of indebtedness outstanding under the note into shares of common stock at a price equal to the public offering price-per-share in an underwritten public offering. In consideration for this conversion, the Company agreed to issue to Mr. Davis, upon the consummation of an underwritten public offering, five-year warrants to purchase 30,000 shares of common stock, exercisable at the public offering price-per-share in an underwritten public offering.

On October 12, 2016, the Company entered into an agreement with Mr. Davis, whereby Mr. Davis agreed to convert, upon the consummation of an underwritten public offering, $250,000 of the $432,000 aggregate amount outstanding under the convertible promissory note issued to him on July 13, 2016, into shares of common stock at a price equal to the public offering price-per-share in an underwritten public offering. In consideration for this conversion, the Company agreed to issue to Mr. Davis, upon the consummation of an underwritten public offering, five-year warrants to purchase 50,000 shares of Common Stock, exercisable at the public offering price-per-share in an underwritten public offering.

On October 19, 2016, the Company filed with the SEC an application to withdraw its Registration Statement. The Company has determined not to proceed with the Offering at this time. The Company intends to raise up to $8 million in cash proceeds by way of one or more private placements to fund its marketing and sales activities, working capital and for other general corporate purposes. Because of the withdrawal of the Registration Statement, the Company will be required to expense $1.2 million of prepaid offering costs in the fourth quarter of 2016.

On October 21, 2016, the Company commenced the October Private Placement. Pursuant to the October Private Placement, through the date on which these financial statements were available to be issued, the Company has issued to individual investors convertible notes for an aggregate principal balance of $4.0 million and aggregate gross proceeds to the Company of $3.8 million. The Company has issued to the individual investors in the October Private Placement warrants to purchase an aggregate of 643,528 shares of common stock at $5.55 per share, subject to adjustment.

16. Subsequent Events

Addendum to Financing Commitment Letter and Revolving Line of Credit Note

In February 2016, the Company entered into an addendum to the financing commitment letter dated July 30, 2014 to extend the maturity date to January 31, 2017 and maintain the interest rate at 10%. Cachet also agreed to make interest only payments on June 30, September 30 and December 31, 2016. The interest only payments are for interest accrued on the principal balance from February 1, 2016 to the date of payment. The outstanding principal ($598,000) and accrued interest balance is due in full on January 31, 2017. In addition, the Company entered into an addendum to the line of credit agreement dated as of May 7, 2014 with Mr. Hanson, where Mr. Hanson agreed to extend the maturity date for the repayment of principal outstanding of $1,000,000 from January 31, 2016 to January 31, 2017. Cachet also agreed to make interest only payments on June 30, September 30 and December 31, 2016. The interest only payments are for interest accrued on the principal balance from February 1, 2016 to the date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017.

Financial Service Agreements

In January 2016, the Company entered into an agreement with an independent contractor to provide investor relations, capital raising services and other consulting duties. The agreement requires annual compensation for services of $100,000 as well as discretionary bonuses paid in cash or stock based on the consultant’s ability to complete particular projects for the Company. The term of this agreement is for 12 months from January 1, 2016. The agreement is cancelable by either party with a 30-day notice.

Demand Promissory Notes

In February 2016, the Company entered into a thirty-day note payable with James L. Davis for $150,000 and Michael J. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company will issue the note holders an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn the warrants on a 30-day basis until the principal is repaid.

March 2016 Offering

From February 25, 2016 through the date hereof, the Company sold 245,226 shares of common stock in a private placement to accredited investors at a price of $5.55 per share together with five-year warrants to purchase 122,613 shares of common stock with an exercise price of $6.90 per share. The aggregate gross proceeds were $1,361,000.

Under the terms of the offering, for a period of 18 months, if the Company sells common stock or common stock equivalents at a per share purchase, exercise or conversion price (the “Adjusted Purchase Price”) less than $5.55 for a share of common stock, then the Company will issue additional shares of common stock to each purchaser in the offering. The amount of additional common stock so issued to each purchaser shall be equal to such purchasers (i) subscription amount divided by the Adjusted Purchase Price less (ii) all shares of common stock previously issued to such purchaser under this private placement. No additional warrants will be issued. The Adjusted Purchase Price shall not be less than $4.50 per share of common stock. Amounts and shares issued under the private placement shall be appropriately adjusted for combinations and subdivisions of the common stock.

In addition, if the Company, at any time during the first 18 months of the exercise period of the warrants and prior to the issuance of all of the shares under the warrants, shall issue any common stock or common stock equivalents entitling any person to acquire shares of common stock (other than certain exempt issuances) at an effective price per share less than the then-current exercise price (any such issuance being referred to as a “Dilutive Issuance”), then the exercise price shall be adjusted to match the lowest price per share at which such common stock was issued or may be acquired pursuant to such common stock equivalents in the Dilutive Issuance. The exercise price shall not be reduced below $5.63 per share (other than as may be adjusted for subdivisions, stock splits, stock dividends and combinations of our common stock).

Warrant Activity

The Company completed sales of shares of its common stock, pursuant to warrant exercises notices, for total proceeds of approximately $807,000 subsequent to year end 2015. As consideration for the 163,545 warrants being exercised on a cash basis, the Company agreed to issue five-year replacement warrants to purchase a total of 159,900 shares of its common stock with an exercise price of $4.94 per share.

Capital Structure Change

On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company within a range of one share of common stock for every five shares of common stock (1:5) to one share of common stock for every twenty-five shares of common stock (1:25) (the “Reverse Stock Split”), with the exact Reverse Stock Split ratio to be set within this range as determined by the Board of Directors in its sole discretion. The Reverse Stock Split was approved by the Company’s stockholders in June 2016. On July 13, 2016, the Board of Directors fixed the Reverse Stock Split ratio at 1:15. On July 25, 2016, the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the Reverse Stock Split. The Reverse Stock Split became effective on July 27, 2016. As a result of the Reverse Stock Split, the Company’s historical financial statements have been revised to reflect share counts and per share data as if the Reverse Stock Split had been in effect for all periods presented.